Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Schedule of loans receivable (excluding covered loans)
The following table is a summary of loans receivable.

	September 30, 2017		September 30, 2016
	(In thousands)		(In thousands)
Gross loans by category
Single-family residential	$5,711,004	46.8%	$5,658,830	51.7%
Construction	1,597,996	13.1	1,110,411	10.1
Construction - custom	602,631	4.9	473,069	4.3
Land - acquisition & development	124,308	1.0	118,497	1.1
Land - consumer lot loans	104,405	0.9	104,567	1.0
Multi-family	1,303,148	10.7	1,124,290	10.3
Commercial real estate	1,434,610	11.8	1,093,639	10.0
Commercial & industrial	1,093,360	9.0	978,589	8.9
HELOC	144,850	1.2	149,716	1.4
Consumer	85,075	0.7	139,000	1.3
Total gross loans	12,201,387	100%	10,950,608	100%
Less:
Allowance for probable losses	123,073		113,494
Loans in process	1,149,934		879,484
Net deferred fees, costs and discounts	45,758		46,710
Total loan contra accounts	1,318,765		1,039,688
Net loans	$10,882,622		$9,910,920

Schedule of fixed and adjustable rate loans
The following summary breaks down the Company's fixed rate and adjustable rate loans by time to maturity or to rate adjustment.

September 30, 2017
Fixed-Rate			Adjustable-Rate
Term To Maturity	Gross Loans	% of Gross Loans	Term To Rate Adjustment	Gross Loans	% of Gross Loans
	(In thousands)			(In thousands)
Within 1 year	$71,810	0.6%	Less than 1 year	$3,157,055	25.9%
1 to 3 years	216,724	1.8	1 to 3 years	498,844	4.1
3 to 5 years	308,967	2.5	3 to 5 years	624,254	5.1
5 to 10 years	847,518	6.9	5 to 10 years	512,774	4.2
10 to 20 years	1,047,541	8.6	10 to 20 years	—	—
Over 20 years	4,915,900	40.3	Over 20 years	—	—
	$7,408,460	60.7%		$4,792,927	39.3%

Schedule of loans receivable by geographic area
The following tables provide information regarding loans receivable by loan category and geography.

September 30, 2017	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$3,013,957	$315,356	$55,794	$65,449	$357,080	$613,362	$528,762	$555,651	$2,186	$87,290	$5,594,887
Oregon	659,602	378,588	33,109	13,535	59,861	269,037	254,513	217,813	2,252	13,577	1,901,887
Arizona	581,137	340,609	4,801	11,446	77,315	102,546	218,200	50,506	296	13,781	1,400,637
Other	57,891	3,423	—	69	—	4,360	95,304	106,226	78,614	53	345,940
Utah	514,922	40,014	90	4,321	55,064	272,723	28,586	38,328	22	7,823	961,893
Idaho	306,853	41,243	14,593	4,586	23,721	45,603	65,342	29,529	123	7,293	538,886
New Mexico	202,703	115,289	10,272	2,108	17,406	62,635	173,774	14,186	768	13,332	612,473
Texas	185,835	43,493	5,649	106	3,534	205,595	61,439	59,484	775	—	565,910
Nevada	188,104	25,133	—	2,785	8,650	22,135	8,690	21,637	39	1,701	278,874
	$5,711,004	$1,303,148	$124,308	$104,405	$602,631	$1,597,996	$1,434,610	$1,093,360	$85,075	$144,850	$12,201,387

Percentage by geographic area
September 30, 2017	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	24.6%	2.6%	0.4%	0.5%	2.9%	5.1%	4.4%	4.6%	—%	0.7%	45.8%
Oregon	5.4	3.1	0.3	0.1	0.5	2.2	2.1	1.8	—	0.1	15.6
Arizona	4.8	2.8	—	0.1	0.6	0.8	1.8	0.4	—	0.1	11.4
Other	0.5	—	—	—	—	—	0.8	0.9	0.7	—	2.9
Utah	4.2	0.3	—	0.1	0.5	2.2	0.2	0.3	—	0.1	7.9
Idaho	2.5	0.4	0.1	0.1	0.2	0.4	0.5	0.2	—	0.1	4.5
New Mexico	1.7	0.9	0.1	—	0.1	0.5	1.4	0.1	—	0.1	4.9
Texas	1.5	0.4	—	—	—	1.7	0.5	0.5	—	—	4.6
Nevada	1.5	0.2	0.1	—	0.1	0.2	0.1	0.2	—	—	2.4
	46.7%	10.7%	1.0%	0.9%	4.9%	13.1%	11.8%	9.0%	0.7%	1.2%	100%

Percentage by geographic area as a % of each loan type
September 30, 2017	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC
	As % of total gross loans
Washington	52.8%	24.2%	44.9%	62.6%	59.4%	38.3%	36.9%	50.9%	2.8%	60.3%
Oregon	11.5	29.1	26.6	13.0	9.9	16.8	17.7	19.9	2.6	9.4
Arizona	10.2	26.1	3.9	11.0	12.8	6.4	15.2	4.6	0.3	9.5
Other	1.0	0.3	—	0.1	—	0.3	6.6	9.7	92.4	—
Utah	9.0	3.1	0.1	4.1	9.1	17.1	2.0	3.5	—	5.4
Idaho	5.4	3.2	11.7	4.4	3.9	2.9	4.6	2.7	0.1	5.0
New Mexico	3.5	8.8	8.3	2.0	2.9	3.9	12.1	1.3	0.9	9.2
Texas	3.3	3.3	4.5	0.1	0.6	12.9	4.3	5.4	0.9	—
Nevada	3.3	1.9	—	2.7	1.4	1.4	0.6	2.0	—	1.2
	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

Schedule of impaired loans, loan commitments and loans serviced
The following table provides additional information on impaired loans, loan commitments and loans serviced for others.

	September 30, 2017	September 30, 2016
	(In thousands)
Recorded investment in impaired loans	$251,274	$285,243
TDRs included in impaired loans	207,377	261,531
Allocated reserves on impaired loans	1,363	1,980
Specific reserves on impaired loans	126	366
Average balance of impaired loans for year ended	274,530	301,685
Interest income from impaired loans for year ended	11,736	12,843
Outstanding fixed-rate origination commitments	425,130	331,947
Gross loans serviced for others	77,119	80,896

Non accrual loans held by the company
The following table sets forth information regarding non-accrual loans.

	September 30, 2017		September 30, 2016
	(In thousands)		(In thousands)
Non-accrual loans:
Single-family residential	$27,930	56.3%	$33,148	78.2%
Construction - custom	91	0.2	—	—
Land - acquisition & development	296	0.6	58	0.1
Land - consumer lot loans	605	1.2	510	1.2
Multi-family	139	0.3	776	1.8
Commercial real estate	11,815	23.8	7,100	16.7
Commercial & industrial	8,082	16.3	583	1.4
HELOC	531	1.1	239	0.6
Consumer	91	0.2	—	—
Total non-accrual loans	$49,580	100%	$42,414	100%
Non-accrual loans as % of total loans	0.46%		0.43%

Aging of past due loans
The following table breaks down delinquent loans by loan category and delinquency bucket.

September 30, 2017	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Loan type	Net of Loans in Process	Current	30	60	90	Total
	(In thousands)

Single-family residential	$5,709,690	$5,671,933	$10,925	$4,810	$22,022	$37,757	0.66%
Construction	793,959	793,959	—	—	—	—	—
Construction - custom	277,599	277,508	—	—	91	91	0.03
Land - acquisition & development	104,856	104,526	—	—	330	330	0.31
Land - consumer lot loans	104,335	103,389	112	680	154	946	0.91
Multi-family	1,303,119	1,302,720	5	255	139	399	0.03
Commercial real estate	1,434,610	1,432,052	507	—	2,051	2,558	0.18
Commercial & industrial	1,093,360	1,092,735	—	51	574	625	0.06
HELOC	144,850	143,974	221	342	313	876	0.60
Consumer	85,075	84,644	245	107	79	431	0.51
Total Loans	$11,051,453	$11,007,440	$12,015	$6,245	$25,753	$44,013	0.40%
Delinquency %		99.60%	0.11%	0.06%	0.23%	0.40%

Schedule of loan modifications
The following table provides information related to loans that were modified in a TDR during the periods presented.

	Twelve Months Ended September 30, 2017			Twelve Months Ended September 30, 2016
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
Troubled Debt Restructurings:	Contracts	Investment	Investment	Contracts	Investment	Investment
		(In thousands)			(In thousands)
Single-family residential	38	$7,115	$7,115	120	$23,541	$23,541
Land - consumer lot loans	2	211	211	10	970	970
Commercial real estate	—	—	—	7	2,523	2,523
HELOC	4	552	552	1	126	126
Consumer	—	—	—	1	24	24
	44	$7,878	$7,878	139	$27,184	$27,184

The following table provides information on payment defaults occurring during the periods presented where the loan had been modified in a TDR within 12 months of the payment default.

	Twelve Months Ended September 30, 2017		Twelve Months Ended September 30, 2016
	Number of	Recorded	Number of	Recorded
TDRs That Subsequently Defaulted:	Contracts	Investment	Contracts	Investment
	(In thousands)		(In thousands)
Single-family residential	24	$4,214	17	$4,875
Construction	—	—	1	279
Land - consumer lot loans	—	—	5	606
Commercial real estate	2	267	2	326
	26	$4,481	25	$6,086

Schedule of activity for FDIC indemnification asset
The following table shows the year to date activity for the FDIC indemnification asset.

	Twelve Months Ended September 30, 2017	Twelve Months Ended September 30, 2016
	(In thousands)
Balance at beginning of year	$12,769	$16,275
Payments received	(584)	(1,730)
Amortization	(3,450)	(2,012)
Accretion	232	236
Balance at end of year	$8,967	$12,769